Subsequent events - Additional Information (Detail) $ / shares in Units, shares in Thousands				1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 24, 2020 $ / shares	Feb. 28, 2020 USD ($) $ / shares shares	Oct. 27, 2017 USD ($)	Feb. 28, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2019	Jun. 04, 2019 USD ($)
Initial Public Offering
Subsequent Event [Line Items]
Reverse stock split description	One-for-three
Reverse stock split, conversion ratio	0.3333
Mezzanine facility | WestRiver
Subsequent Event [Line Items]
Debt instrument, maturity date				Mar. 01, 2023
Credit facility, interest rate terms					Borrowings under the Mezzanine Facility bear interest at the greater of (i) 10.0% or (ii) the prime rate then in effect plus 5.25%. Interest is calculated on the outstanding principal on a 360-day year basis, payable monthly.
Warrant price per share | $ / shares		$ 9.21		$ 9.21
Mezzanine facility | WestRiver | Prime Rate
Subsequent Event [Line Items]
Variable interest rate				5.25%
Revolving Line | A&R Credit Facility
Subsequent Event [Line Items]
Credit facility, increase (decrease) in borrowing capacity				$ 5,000,000
Credit facility maximum borrowing capacity		$ 20,000,000		20,000,000	$ 10,000,000
Credit facility, covenant to maintain minimum liquidity ratio		150.00%
Credit facility, covenant to maintain revenue growth rate of each quarter compared to same quarter in prior year		118.00%
Silicon Valley Bank
Subsequent Event [Line Items]
Credit facility, covenant to maintain revenue growth rate of each quarter compared to same quarter in prior year			110.00%
Credit facility, weighted-average effective interest rate						5.30%	5.20%
Silicon Valley Bank | Prime Rate
Subsequent Event [Line Items]
Variable interest rate							0.25%
Silicon Valley Bank | 2020 Convertible Loan
Subsequent Event [Line Items]
Debt principal amount		$ 35,000,000		35,000,000
Silicon Valley Bank | Revolving Line
Subsequent Event [Line Items]
Credit facility maximum borrowing capacity			$ 20,000,000						$ 25,000,000
Debt principal amount			$ 20,000,000
Debt instrument, maturity date			Oct. 27, 2022
Credit facility, weighted-average effective interest rate					3.70%			5.60%
Minimum | Mezzanine facility | WestRiver
Subsequent Event [Line Items]
Credit facility maximum borrowing capacity		$ 10,000,000		$ 10,000,000
Prior to January 1, 2022 | Silicon Valley Bank | 2020 Convertible Loan | Prime Rate
Subsequent Event [Line Items]
Variable interest rate				4.50%
From January 1, 2022 and Prior to January 1, 2023 | Silicon Valley Bank | 2020 Convertible Loan | Prime Rate
Subsequent Event [Line Items]
Variable interest rate				6.50%
From January 1, 2023 and Prior to January 1, 2024 | Silicon Valley Bank | 2020 Convertible Loan | Prime Rate
Subsequent Event [Line Items]
Variable interest rate				8.50%
From and After January 1, 2024 | Silicon Valley Bank | 2020 Convertible Loan | Prime Rate
Subsequent Event [Line Items]
Variable interest rate				10.50%
Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion price per share | $ / shares		$ 3.80		$ 3.80
Subsequent Event [Member] | Initial Public Offering
Subsequent Event [Line Items]
Convertible notes conversion price per share | $ / shares	$ 11.40
Reverse stock split description	One-for-three
Reverse stock split, conversion ratio	0.3333
Subsequent Event [Member] | Mezzanine facility | WestRiver
Subsequent Event [Line Items]
Credit facility maximum borrowing capacity		$ 10,000,000		$ 10,000,000
Credit facility, interest rate terms						Borrowings under the Mezzanine Facility bear interest at the greater of (i) 10.0% or (ii) the prime rate then in effect plus 5.25%. Interest is calculated on the outstanding principal on a 360-day year basis, payable monthly.
Warrant price per share | $ / shares		$ 9.21		$ 9.21
Subsequent Event [Member] | Mezzanine facility | WestRiver | Prime Rate
Subsequent Event [Line Items]
Variable interest rate		5.25%
Subsequent Event [Member] | Revolving Line | A&R Credit Facility
Subsequent Event [Line Items]
Credit facility, increase (decrease) in borrowing capacity		$ 10,000,000
Credit facility maximum borrowing capacity		$ 20,000,000		$ 20,000,000	$ 10,000,000
Subsequent Event [Member] | Silicon Valley Bank | A&R Credit Facility
Subsequent Event [Line Items]
Credit facility, covenant to maintain minimum liquidity ratio		150.00%
Credit facility, covenant to maintain revenue growth rate of each quarter compared to same quarter in prior year		118.00%
Subsequent Event [Member] | Silicon Valley Bank | Revolving Line
Subsequent Event [Line Items]
Debt principal amount		$ 35,000,000		$ 35,000,000
Debt instrument, maturity date				Feb. 28, 2025
Subsequent Event [Member] | Minimum | Mezzanine facility | WestRiver
Subsequent Event [Line Items]
Credit facility, weighted-average effective interest rate		10.00%		10.00%
Subsequent Event [Member] | Maximum | Mezzanine facility | WestRiver
Subsequent Event [Line Items]
Warrants to purchase shares of common stock | shares		100		100
Subsequent Event [Member] | Prior to January 1, 2022 | Silicon Valley Bank | 2020 Convertible Loan | Prime Rate
Subsequent Event [Line Items]
Variable interest rate				4.50%
Subsequent Event [Member] | From January 1, 2022 and Prior to January 1, 2023 | Silicon Valley Bank | 2020 Convertible Loan | Prime Rate
Subsequent Event [Line Items]
Variable interest rate				6.50%
Subsequent Event [Member] | From January 1, 2023 and Prior to January 1, 2024 | Silicon Valley Bank | 2020 Convertible Loan | Prime Rate
Subsequent Event [Line Items]
Variable interest rate				8.50%
Subsequent Event [Member] | From and After January 1, 2024 | Silicon Valley Bank | 2020 Convertible Loan | Prime Rate
Subsequent Event [Line Items]
Variable interest rate				10.50%